Loss per share (Details)	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 USD ($) shares
Net Income Loss Per Share Details
Comprehensive income (loss) for the year | $		$ (6,968,511)		$ (8,970,398)		$ (9,099,562)
Weighted average number of shares outstanding for the year: Basic and Diluted | shares		65,455,325		54,523,113		53,526,155
Net Income (loss) per share - Basic | $ / shares	$ (0.11)		$ (0.16)		$ (0.17)